Long Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Abl Facility due April 12, 2017
Debt Instrument [Line Items]
Due Date	Apr. 12, 2017
Term Loan due October 12, 2017
Debt Instrument [Line Items]
Due Date	Oct. 12, 2017
Debt Due, unamortized discount	29
8.125% Senior Secured First Priority Notes due 2019
Debt Instrument [Line Items]
Due Date	Apr. 15, 2019
11% Senior Secured Second Priority Notes due 2020
Debt Instrument [Line Items]
Due Date	Apr. 15, 2020
14.875% Senior Notes due 2020
Debt Instrument [Line Items]
Due Date	Oct. 12, 2020
Debt Due, unamortized discount	29
Term Loan due August 30, 2012
Debt Instrument [Line Items]
Due Date		Aug. 30, 2012	Aug. 30, 2012
Term Loan due April 1, 2014
Debt Instrument [Line Items]
Due Date		Apr. 01, 2014	Apr. 01, 2014
ABL Term Loan due April 1, 2014
Debt Instrument [Line Items]
Due Date		Apr. 01, 2014	Apr. 01, 2014
12.0% Senior Notes due September 1, 2014
Debt Instrument [Line Items]
Due Date		Sep. 01, 2014	Sep. 01, 2014
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Due Date	Sep. 01, 2015	Sep. 01, 2015	Sep. 01, 2015